3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (b) Cash and cash equivalents (Policies)	12 Months Ended
Jan. 31, 2026
Policies
(b) Cash and cash equivalents

(b)Cash and cash equivalents

Cash includes cash on hand and demand deposits.  Cash equivalents includes short-term, highly liquid investments that are readily convertible to known amounts of cash and have a maturity date of less than 90 days from the initial acquisition date of the investment and are subject to an insignificant risk of change in value.  As at January 31, 2026, the Company did not have any cash equivalents.